SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying combined and consolidated financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). All intercompany transactions and balances have been eliminated.

COVID-19 Outbreak
COVID-19
Outbreak
The recent outbreak of the novel coronavirus
(“COVID-19”),
which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The
COVID-19
pandemic has had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to
COVID-19
or other infectious diseases, or public
health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which could disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products. The
COVID-19
pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. The full extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19
and the actions taken to contain or address the
COVID-19
pandemic, as well as its economic impacts.
In adjusting to the
COVID-19
market and manufacturing conditions, the Company did not have to materially adjust its existing resource allocation or its factors of production. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the
COVID-19
pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its combined and consolidated financial statements.
The estimates of the impact on the Company’s business may change based on new information that may emerge concerning
COVID-19
and the actions to contain it or address its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the
COVID-19
pandemic will have on its future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the United States and elsewhere, it is not expected to result in any significant changes in costs going forward.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At December 31, 2021 and 2020, substantially all the Company’s cash and cash equivalents were invested at two financial institutions. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.
Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable were as follows:

	Revenue		Accounts receivable
	For the year ended December 31, 2021	For the year ended December 31, 2020	As of December 31, 2021	As of December 31, 2020
Customer A	12%	21%	0%	0%
Customer B	5%	0%	24%	0%
Customer C	4%	21%	1%	4%
Customer D	3%	11%	0%	0%
Customer E	2%	20%	0%	53%
Customer F	1%	0%	41%	0%
Customer G	1%	14%	0%	32%
Customer H	0%	0%	26%	0%

The Company utilizes a single exclusive manufacturer for its Swoop MRI scanner. Additionally, the Company purchases raw materials from this manufacturer.

Segment Information
Segment Information
The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer (“CEO”). Legacy Hyperfine and Liminal represent two operating segments. Given the similar qualitative and economic characteristics of the two operating segments, such that both are focused upon the development and commercialization of existing and new products and services, Legacy Hyperfine and Liminal are aggregated into one reporting segment. All of the Company’s long-lived assets are located in the United States. Other than $78 of revenue recognized in Australia, all of the revenues were earned in the United States. Since the Company is aggregated into a single operating segment, all required financial segment information is provided in the combined and consolidated financial statements.

Use of Estimates
Use of Estimates
The preparation of the combined and consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its combined and consolidated financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

•
Revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration;

•	Allowance for doubtful accounts;

•	Net realizable value (the selling price as well as estimated costs of disposal and transportation) of inventory, and demand and future use of inventory;

•	Valuation allowances with respect to deferred tax assets; and

•	Assumptions underlying the fair value used in calculation of the stock-based compensation expense.
The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s combined and consolidated financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents
All highly liquid investments purchased with a maturity of three months or less are cash equivalents. As of December 31, 2021 and 2020, cash and cash equivalents consist principally of cash and money market accounts.

Restricted Cash
Restricted Cash
Restricted cash balance represents funds received as part of grant funding and restricted in use to the purpose of the funding. For details, see the Note 2.
Summary of Significant Accounting Policies—Grant Funding
and Note 16.
Commitments and Contingencies
.

Accounts Receivable
Accounts Receivable
Accounts receivable are stated as the amount the Company expects to collect. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. As of December 31, 2021 and 2020, the allowance for doubtful accounts was $32 and $0, respectively.

Inventories
Inventories
Inventories primarily consist of finished goods which are produced by the Company’s third-party contract manufacturers as well as raw materials ordered in advance by the third-party contract manufacturer due to long delivery-lead time and which were billed to the Company. Inventories are stated at the lower of actual cost, determined using the average cost method, or net realizable value. Cost includes an allocation of wages, taxes and benefits for employees involved in warehousing, logistics coordination, material sourcing, and production planning activities. Net realizable value is based upon an estimated average selling price reduced by the estimated costs of disposal and transportation.
The valuation of inventory also requires the Company to estimate excess and obsolete inventory. The Company considers sales forecasts and historical experience to identify excess, close out, or slow-moving items as well as new product development schedules, product obsolescence and product merchantability, including whether older products can be remanufactured into new products, among other factors. The Company reduces the value of inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the net realizable value.

Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets include amounts paid in advance for operating expenses as well as monies to be received from the State of Connecticut for research and development tax credits. These research and development tax credits are exchanged for a cash refund and are typically collected within one year from the date the tax return is filed with the state. The credits are recognized as an offset to research and development expenses in the combined and consolidated statements of operations and comprehensive loss in the annual period in which the corresponding expenses were incurred.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets.
Useful lives of property and equipment are as follows:

Property and equipment	Estimated useful life
Laboratory equipment	5
Research devices	5
Sales and marketing devices	5
Computer equipment	5
Tooling	3
Trade show assets	3
Leased devices	5
Other	3-7

Other property and equipment include furniture and fixtures, software, vehicles, and machinery and equipment.
Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation is eliminated from the balance sheet, and any resulting gains or losses are included in the combined and consolidated statements of operations and comprehensive loss in the period of disposal.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment at least annually or when the Company determines a triggering event has occurred. When a triggering event has occurred, each impairment test is based on a comparison of the future expected undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. No impairments were recorded for the years ended December 31, 2021 and 2020.

Capitalized Software Development Costs
Capitalized Software Development Costs
For the costs incurred in developing the firmware embedded in the hardware devices that the Company sells and leases to its customers, the Company applies the principles of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
985-20,
Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed
(“ASC
985-20”).
ASC
985-20
requires that software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established. Thereafter, until the product is released for sale, software development costs must be capitalized and reported at the lower of unamortized cost or net realizable value of the related product. The Company has adopted the “tested working model” approach to establishing technological feasibility for its software products. Under this approach, the Company does not consider a product in development to have passed the technological feasibility milestone until the Company has completed a model of the product that contains essentially all the functionality and features of the final product and has tested the model to ensure that it works as expected. The Company’s hardware device, with the embedded firmware, was released for sale during the fourth quarter of the year ended December 31, 2020, when the Company had completed all of the research and development activity to establish the technological feasibility of the product. As of December 31, 2021 and 2020, the Company had not incurred significant costs between the establishment of technological feasibility and the release of a product for sale; thus, the Company had expensed all software development costs as incurred.
For software developed or acquired for internal use, including software used in the provision of subscription services to the Company’s customers, the Company applies the principles of ASC
350-40,
Accounting for the Cost of Computer Software Developed or Obtained for Internal Use
(“ASC
350-40”).
ASC
350-40
requires that software development costs incurred before the preliminary project stage be expensed as incurred. The Company capitalizes development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed, and the software will be used to perform the function intended. Costs incurred during the preliminary project and post-implementation stages, including training and maintenance, are expensed as incurred. Capitalized costs are amortized on a project-by-project
basis using the straight-line method over the estimated economic life of the application, which is three years, beginning when the asset is substantially ready for use. As of December 31, 2021 and 2020, the Company did not have any amount of capitalized internal-use
software development costs.

Revenue Recognition

Revenue Recognition
The Company recognizes revenue in accordance with ASC Topic 606,
“Revenue from Contracts with Customers.”
Revenue is recognized when or as a customer obtains control of the promised goods and services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled in exchange for these goods and services. To achieve this core principle, the Company applies the following 5 steps:

•	Step 1: Identify Contracts with Customers: The Company executes signed contracts with its customers for the sale of hardware devices and subscription services.

•
Step 2: Identify Performance Obligations:
The Company’s contracts with customers primarily include two performance obligations, namely the hardware device and subscription services, which include access to the Company’s hosted cloud-based software applications and hardware maintenance and support on an ongoing basis throughout the subscription period.

•
Step 3: Determine Transaction Price:
The Company’s contracts with customers include variable consideration in the form of discounts and price concessions. The Company estimates variable consideration using the expected value method based on the data available as of the end of each reporting period.

•
Step 4: Allocate Transaction Price to Performance Obligations:
The Company allocates transaction price to the performance obligations in a contract with a customer, based on the relative standalone selling prices of the goods and services. The standalone selling prices of the hardware devices and subscription services are determined based on the observable standalone selling prices for which the Company sells the respective goods and services on a standalone basis, including renewals of subscription services.

•
Step 5: Recognize Revenue as Performance Obligations are Satisfied:
Each unit of hardware devices is a performance obligation satisfied at a point in time, when control of the good transfers from the Company to the customer, which is usually upon delivery of the good to the customer. For sales of hardware where control of the product transfers to the customer upon shipment, the Company has made an accounting policy election to account for shipping and handling as fulfillment activities rather than a performance obligation. The subscription services are stand-ready obligations that are satisfied over time by providing the customer with ongoing access to the Company’s resources throughout the subscription period. The Company uses the time elapsed (straight line) measure of progress to recognize revenue as these performance obligations are satisfied evenly over the respective service period.

The Company offers alternative payment structures and
“as-a-service”
offerings that are assessed to determine whether an embedded lease arrangement exists. The Company accounts for those contracts as a lease arrangement under the current lease standard if it is determined that the contract contains an identified asset and that the right to direct the use of that asset has transferred to the customer. When a contract includes lease and non-lease
components, the Company allocates consideration under the contract to each component based on the relative standalone selling price and subsequently assesses lease classification for each lease component within a contract as a sales-type lease or an operating lease. On commencement of sales-type leases, the Company recognizes revenue up-front,
and amounts due from the customer under the lease contract are recognized as financing receivables on the combined and consolidated balance sheets. Interest income is recognized as revenue over the term of the lease based on the effective interest method. The Company has elected not to include sales and other taxes collected from the lessee as part of lease revenue.

All other leases that do not meet the definition of a sales-type lease are classified as operating leases. The underlying asset in an operating lease arrangement is carried at depreciated cost within Property and equipment, net on the combined and consolidated balance sheets. Depreciation is calculated using the straight-line method over the term of the underlying lease contract and is recognized as cost of revenue. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. The Company recognizes operating lease income to product revenue on a straight-line basis over the lease term. Impairment of equipment under operating leases is assessed on the same basis as other long-lived assets.

Deferred Revenue
Deferred Revenue
Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is reduced as the revenue recognition criteria are met. Deferred revenue is classified as current based on expected revenue recognition timing. Specifically, deferred revenue that will be recognized as revenue within the succeeding twelve-month period is recorded as current in the Company’s combined and consolidated balance sheets.

Warranties
Warranties
The Company offers a device warranty to customers for the longer of (a) twelve (12) months from delivery of the device for devices obtained through a capital purchase, or (b) the term of the subscription agreement for devices obtained on a subscription basis (subject to continued payment of fees for the subscription service). The Company’s subscription services include hardware maintenance and support. As noted in the accounting policy for revenue recognition, the Company recognizes revenue for subscription service over time using the time elapsed measure of progress. The costs of hardware maintenance are recognized in costs of revenue as they are incurred.

Research and Development
Research and Development
Research and development costs consists of production costs for prototype, test and pre-production
units, lab supplies, consulting and personnel costs, including salaries, stock-based compensation, bonuses, benefit costs and depreciation. Certain research and development grant funding is recognized as a reduction to research and development costs (see Note 2.
Summary of Significant Accounting Policies—Grant Funding
). The Company recognizes these costs as they are incurred.

Grant Funding
Grant Funding
The Company received certain research and development funding through a grant issued by the Bill & Melinda Gates Foundation (“BMGF”). Funding is recorded on the combined and consolidated balance sheet as restricted cash upon receipt. The funding is recognized in the combined and consolidated statements of operations and comprehensive loss as a reduction to research and development expense as the related costs are incurred to meet those obligations over the grant period. Grant funding payments received in advance of research and development expenses incurred are recorded as deferred grant funding as a current liability in the Company’s combined and consolidated balance sheets.

Cost of Sales
Cost of Sales
Cost of sales consists of product and service costs including personnel cost and benefits including stock-based compensation, product costs, production setup expenses, depreciation and amortization expenses, inventory excess and obsolescence expenses.

Patent Costs
Patent Costs
Patent costs have been charged to operations as incurred, as their realization is uncertain. These costs are included in general and administrative expenses in the combined and consolidated statements of operations and comprehensive loss.

General and Administrative
General and Administrative
General and administrative expenses primarily consist of personnel costs and benefits including stock-based compensation, patent and filing fees, office expenses and outside services. Outside services consist of professional services, legal and other professional fees.

Sales and Marketing
Sales and Marketing
Sales and marketing costs primarily consist of personnel costs and benefits including stock-based compensation, advertising, promotional, as well as conferences, meetings, and other events. Advertising costs are expensed as incurred. For the years ended December 31, 2021 and 2020, advertising expenses were $2,459 and $437, respectively.

Net Loss per Common Share
Net Loss per Common Share
Basic net loss per common share is calculated by dividing the net loss attributed to common stockholders by the weighted average number of common shares outstanding during the period, without consideration of potentially dilutive securities.
Diluted net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares plus the common equivalent shares of the period, including any dilutive effect from such shares. The Company’s diluted net loss per common share is the same as basic net loss per common share for all periods presented since the effect of potentially dilutive securities is anti-dilutive. Refer to Note 13.
Net Loss Per Share
for further discussion.

Convertible Preferred Stock
Convertible Preferred Stock
The Company has applied the guidance in ASC Topic
480-10-S99-3A,
SEC Staff Announcement: Classification and Measurement of Redeemable Securities,
and has therefore classified the Series A, Series B, Series C and Series D Convertible Preferred Stock (“Convertible Preferred Stock”) (see Note 10.
Convertible Preferred Stock
) as mezzanine equity. The Convertible Preferred Stock was recorded outside of stockholders’ equity (deficit) because the Convertible Preferred Stock included a redemption provision upon a change of control, which is deemed a liquidation event that is considered outside the Company’s control. The Convertible Preferred Stock has been recorded at its original issue price, net of issuance costs. The Company did not adjust the carrying value of the Convertible Preferred Stock to the liquidation price associated with a change of control at December 31, 2020 because a change of control of the Company was not considered probable at the reporting date (see Note 10.
Convertible Preferred Stock
). Subsequent adjustments to increase or decrease the carrying values to their respective liquidation prices were made only when it became probable that such a change of control would occur.

Stock-Based Compensation

Stock-Based Compensation
The measurement of stock-based compensation expense for all stock-based payment awards, including stock options granted to employees, directors, and consultants, is based on the estimated fair value of the awards on the date of grant.
The Company recognizes stock-based compensation expense for stock option grants and incentive unit grants with only service conditions on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the estimated grant date fair values. Generally, stock option grants and incentive unit grants fully vest four years after the grant date, and stock option grants generally have a term of 10 years.
The Company recognizes the effect of forfeiture in compensation costs based on actual forfeitures when they occur.
The Company’s stock-based compensation program includes stock option grants to its employees, directors, and consultants. Stock options are granted at exercise prices not less than the estimated fair market value of the Company’s common stock at the date of grant.
The fair values of stock option grants are estimated using a Black-Scholes option-pricing model. Key inputs and assumptions include the expected term of the option, stock price volatility, risk free interest rate, dividend yield, stock price and exercise price. Many of the assumptions require significant judgment and any changes could have a material impact in the determination of stock-based compensation expense.
During the year ended December 31, 2020, Liminal was a wholly owned subsidiary of 4Bionics, and as such, 4Bionics granted equity awards in the form of incentive units to Liminal employees and nonemployees under 4Bionics’ stock-based compensation program.
On April 2, 2021, 4Bionics executed a plan of liquidation and dissolution and its ownership in Liminal was distributed to its members and to the holders of incentive units. Immediately subsequent to the dissolution, all outstanding unvested incentive unit awards under 4Bionic’s 2019 Equity Incentive Plan were replaced with preferred stock awards indexed to and settled in the preferred stock of the former 4Bionics subsidiaries Liminal, Detect, Inc. (f/k/a Homodeus Inc.), Tesseract Health, Inc. and Protein Evolution, Inc. The preferred stock awards are subject to service vesting conditions only. No incremental value was provided to participants as a result of the modification of the awards as the modification date fair value of the incentive unit awards was equal to the modification date fair value of the stock underlying the restricted stock awards. Moreover, the remaining vesting period before and after modification was unchanged.

Earn-Out Shares
Earn-Out
Shares
Earn-Out
Shares, as defined in Note 3.
Business Combination
, to which the Companies’
pre-closing
equity holders are entitled, fall within the scope of ASC 815,
Derivatives and Hedging
(“ASC 815”) pursuant to which such
Earn-Out
Shares are equity classified and are to be recognized upon achievement of the market price milestone.
Earn-Out
Shares to which certain employees are entitled to fall within the scope of ASC 718, pursuant to which such
Earn-Out
Shares are equity classified and their grant date fair value will be recognized as compensation expense over the vesting period.

Research and Development Tax Credits
Research and Development Tax Credits
The Company recognizes research and development tax credits as a reduction of Research and Development expense as earned. For State of Connecticut research and development tax credits, which are exchanged for a cash refund from the State of Connecticut, such exchanged credits are recognized as earned as a reduction of Research and Development expense in the combined and consolidated statements of operations and comprehensive loss.

Income Taxes
Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes, as set forth in ASC Topic 740,
Income Taxes
. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities using the enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established against net deferred tax assets if, based on the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized. The Company has recorded a full valuation allowance as of December 31, 2021 and 2020. Based on the available evidence, the Company believes that it is more likely than not that it will be unable to utilize all of its deferred tax assets in the future.
In accordance with the provisions of ASC Topic 740, the Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes. An uncertain tax position will not be recognized if it has a less than 50% likelihood of being sustained. The Company’s policy is to recognize any interest and penalties related to income taxes in income tax expense in the combined and consolidated statements of operations and comprehensive loss. The Company’s open tax years subject to examination by the relevant taxing authorities are 2017 through 2019. As of December 31, 2021 and 2020, the Company had no uncertain tax positions.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting pronouncements adopted
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.
The guidance requires certain costs incurred during the application development stage to be capitalized and other costs incurred during the preliminary project and post-implementation stages to be expensed as they are incurred. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. A customer’s accounting for the hosting component of the arrangement is not affected. This new guidance is effective for the Company for the annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company adopted this guidance on January 1, 2021 and there was no material effect of adoption on the combined and consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt-Debt with Conversion and Other Options
(Subtopic 470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the

accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU
2020-06
also requires the application of the
if-converted
method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company elected to early adopt this accounting pronouncement on January 1, 2021 and there was no material impact on the Company’s combined and consolidated financial statements and disclosures.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
ASU
2019-12
simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies U.S. GAAP for other areas of Topic 740 by clarifying existing guidance. For the Company, this ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company adopted this guidance on January 1, 2021 and there was no material effect of adoption on the Company’s combined and consolidated financial statements.
Accounting pronouncements issued but not yet adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842),
which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use
assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU
2020-05
issued by FASB, entities that have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined and consolidated financial statements and does not expect it to be material.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,”
which was subsequently amended in November 2018 through ASU
No. 2018-19,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses.”
ASU
No. 2016-13
will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. ASU
No. 2018-19
further clarifies that receivables arising from operating leases are not within the scope of Topic 326. Instead, impairment from receivables of operating leases should be accounted for in accordance with Topic 842,
Leases
. As per the latest ASU
2020-02,
the FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined and consolidated financial statements and disclosures.